Schedule of USD stable coin (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Usdc
USDC	$ 95	¥ 665	¥ 1,690